Mining and Income Taxation - Summary of Domestic and Foreign Current Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	30.00%	30.00%
South African - Components of Mining and Income Tax [Member] | South African Mining Taxation [Member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
South African Mining Tax Formula	South African mining tax on mining income is determined according to a formula Y=34-170/X in 2016, 2015 and 2014	South African mining tax on mining income is determined according to a formula Y=34-170/X in 2016, 2015 and 2014	South African mining tax on mining income is determined according to a formula Y=34-170/X in 2016, 2015 and 2014
South African - Components of Mining and Income Tax [Member] | Non Mining Tax [Member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	28.00%	28.00%	28.00%
South African - Components of Mining and Income Tax [Member] | South Africa Tax [Member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	28.00%	28.00%	28.00%
Australia Taxation [Member] | Australia Tax [Member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	30.00%	30.00%	30.00%
Ghana Taxation [Member] | Ghana Tax [Member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	32.50%	32.50%	35.00%
Peru Taxation [Member] | Peru Tax [Member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	29.50%	30.00%	30.00%